Income Tax - Major Components of Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Current tax
Current tax expenses recognized for the year	$ 7,996		$ 6,736	$ 8,570
Tax on unappropriated earnings	(60)		(346)	821
Income tax adjustments on prior years	(2)		(22)	(83)
Others	10		15	15
Current tax	7,944		6,383	9,323
Deferred tax
Deferred tax expense recognized for the year	(101)		1,404	(222)
Income tax adjustments on prior years	6		0	0
Deferred tax	(95)		1,404	(222)
Income tax expense recognized in profit or loss	$ 7,849	$ 265	$ 7,787	$ 9,101